STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 5,000	$ 3,871	$ 1,493,016	$ (1,504,034)	$ (2,148)
Beginning balance, shares at Dec. 31, 2022	500,000	3,871,465
Net loss				(532)	(532)
Ending balance, value at Dec. 31, 2023	$ 5,000	$ 3,871	1,493,016	(1,504,567)	(2,680)
Beginning balance, shares at Dec. 31, 2023	500,000	3,871,465
Net loss				(266)	(266)
Ending balance, value at Mar. 31, 2024	$ 5,000	$ 3,871	1,493,016	(1,504,833)	(2,946)
Beginning balance, shares at Mar. 31, 2024	500,000	3,871,465
Beginning balance, value at Dec. 31, 2023	$ 5,000	$ 3,871	1,493,016	(1,504,567)	(2,680)
Beginning balance, shares at Dec. 31, 2023	500,000	3,871,465
Net loss				(1,068)	(1,068)
Ending balance, value at Dec. 31, 2024	$ 5,000	$ 3,871	1,493,016	(1,505,634)	(3,747)
Beginning balance, shares at Dec. 31, 2024	500,000	3,871,465
Beginning balance, value at Mar. 31, 2024	$ 5,000	$ 3,871	1,493,016	(1,504,833)	(2,946)
Beginning balance, shares at Mar. 31, 2024	500,000	3,871,465
Net loss				(136)	(136)
Ending balance, value at Jun. 30, 2024	$ 5,000	$ 3,871	1,493,016	(1,504,969)	(3,082)
Beginning balance, shares at Jun. 30, 2024	500,000	3,871,465
Net loss				(462)	(462)
Ending balance, value at Sep. 30, 2024	$ 5,000	$ 3,871	1,493,016	(1,505,430)	(3,543)
Beginning balance, shares at Sep. 30, 2024	500,000	3,871,465
Beginning balance, value at Dec. 31, 2024	$ 5,000	$ 3,871	1,493,016	(1,505,634)	(3,747)
Beginning balance, shares at Dec. 31, 2024	500,000	3,871,465
Net loss				(204)	(204)
Ending balance, value at Mar. 31, 2025	$ 5,000	$ 3,871	1,493,016	(1,505,839)	(3,952)
Beginning balance, shares at Mar. 31, 2025	500,000	3,871,465
Net loss				(204)	(204)
Ending balance, value at Jun. 30, 2025	$ 5,000	$ 3,871	1,493,016	(1,506,043)	(4,156)
Beginning balance, shares at Jun. 30, 2025	500,000	3,871,465
Net loss				(10,922)	(10,922)
Ending balance, value at Sep. 30, 2025	$ 5,000	$ 3,871	$ 1,493,016	$ (1,516,965)	$ (15,078)
Beginning balance, shares at Sep. 30, 2025	500,000	3,871,465